UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                        INVESTMENT COMPANIES

            Investment Company Act file number   811-1571
                                              ---------------

             American United Life  Pooled Equity Fund B
       ------------------------------------------------------
       (Exact name of registrant as specified in charter)

                      One American Square
                      Indianapolis, IN 46282-8216
       ------------------------------------------------------
       (Address of principal executive offices)    (Zip Code)

                           Constance E. Lund
                American United Life Insurance Company
                          One American Square
                      Indianapolis, IN 46282-8216
       -------------------------------------------------------
             (Name and address of agent for service)

    Registrant's telephone number, including area code: 317-285-1877
                                                       -------------

               Date of fiscal year end: December 31, 2003
                                       ------------------

                 Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Invesment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

American United Life
Pooled Equity Fund B
Annual Report
December 31, 2003

American United Life Insurance Company
P.O. Box 6148, Indianapolis, Indiana 46206-6148

American United Life Pooled Equity Fund B

R. STEPHEN RADCLIFFE
        Chairman of the Board of Managers;
        President, AUL

RONALD D. ANDERSON
        Director, Board of Managers;
        Retired Professor, Kelley School of Business,
        Indiana University, Indianapolis, Indiana

DONALD J. STUHLDREHER
        Director, Board of Managers;
        Former President, The Huntington Company

JAMES W. MURPHY
        Director, Board of Managers;
        Former Senior Vice President, Corporate Finance, AUL

JEAN L. WOJTOWICZ
        Director, Board of Managers; President,
        Cambridge Capital Management

THOMAS M. ZUREK
        Secretary to the Board; General Counsel and Secretary, AUL

JOHN C. SWHEAR
        Assistant Secretary to the Board; Assistant General Counsel, AUL

CUSTODIAN
National City Bank      Indianapolis, Indiana

LEGAL COUNSEL
Dechert, LLP            Washington, D.C.

INVESTMENT MANAGER
American United Life
Insurance Company      Indianapolis, Indiana
G. David Sapp, Senior Vice President, Investments

This Report and the financial statements contained herein are for the general information of the Participants. A Message From The Chairman of the Board of Managers

A Message From The Chairman of the Board of Managers

To All Participants in American United Life
Pooled Equity Fund B

Investor sentiment changed dramatically during 2003. As we began the year, negative investor sentiment was being fueled by the possibility of another economic recession, deflation, and an imminent war with Iraq. Throughout the year, we were also plagued with several accounting scandals involving major U.S. and foreign corporations, as well as controversy surrounding the New York Stock Exchange. Additionally, New York Attorney General Eliot Spitzer began investigating the mutual fund industry. His probe revealed mutual fund executives and managers from some of the biggest mutual fund companies were involved in market timing and/or after hours trading, to the detriment of long-term investors.

Fortunately, these concerns dissipated as investors focused on positive developments during the year. The Federal Reserve continued its accommodative stance by keeping short-term rates at 45-year lows. The federal government also supplied stimulus through tax cuts, childcare credits, and increased spending. These factors were critical in orchestrating an improvement in economic growth and corporate earnings.

This improvement in underlying fundamentals led to a marked contrast in returns earned by investors last year. After experiencing a three-year equity bear market, diversified U.S. stock funds advanced more than 32%, on average, during 2003, according to Lipper Inc., which represented their best return since 1991. Bonds, which were classified as one of the best performing asset_classes from 2000 to 2002, were not able to keep up with these remarkable gains. Nevertheless, bonds still provided respectable returns during the year, as the Lehman Bond Index advanced 4.1% during 2003.

As we move into a new year, investors are wondering what lies in store for 2004. Stocks have finished an exceptional year, and valuation measures have risen. Bond investors are fearful of an ultimate increase in interest rates by the Federal Reserve if an improving economy results in increased inflation. Therefore, while the economic and profit outlook is brighter than it was a year ago, the increase in valuations and the possibility of higher interest rates during 2004 suggest that a more cautious approach to the marketplace is in order.

Investment performance for the American United Life Pooled Equity Fund B during calendar 2003 was 36.8%, which means it outperformed the average diversified U.S. stock fund and the S&P 500. This performance is net of investment advisory fees as well as mortality and expense risk charges. We encourage your careful review of the comments of the Portfolio Manager on the following page.

                                    /s/ R. Stephen  Radcliffe
                                        Chairman  of the  Board of  Managers

Indianapolis,  Indiana
January 30, 2004

A Message From Kathryn  Hudspeth,
Portfolio  Manager of Fund B

Fund B invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value style in selecting securities, concentrating on companies that appear undervalued compared to the market and to their own historic valuation levels.

After experiencing an extremely painful bear market from 2000 to 2002, major equity indices finally posted their first annual gains since 1999. Markets rallied significantly from their lows, driven primarily by stronger economic growth, low interest rates, and positive earnings results.

The S&P 500 and the Dow Jones Industrial Average (DJIA), two commonly used equity benchmarks, advanced over 28% during 2003 and gained over 40% from their lows hit in October 2002. During December 2003, the DJIA was able to break above the 10,000-point level, a positive psychological factor for the stock market.

The investment return for Fund B was 36.8% during 2003. It outperformed the S&P 500 and the DJIA, as well as the average diversified U.S. stock fund, which advanced 32.4% last year. As this Portfolio utilizes a value investment style, it is also helpful to compare its return to the Russell 3000 Value Index, which gained 31.1% for the twelve months ended December 2003.

In addition to being a value fund, Fund B is also characterized as multi-cap, which means it is not limited to just one size of company. Instead, it typically purchases a combination of large, medium and small capitalization names. During 2003, small and medium sized companies outperformed large-cap names, on average. So these smaller company holdings provided incremental return for Fund B.

The Portfolio benefited from holding several metal companies, which advanced handsomely during the year in response to improved economic activity. Technology and economically sensitive holdings also provided a boost to portfolio return. Although the Portfolio is still underweighted in health care stocks, this weighting was increased during the year as opportunities began to look attractive from a value standpoint.

The economic and corporate earnings landscape has improved dramatically over the past twelve months. The problem, however, is this good news is already reflected in the materially higher level of equity prices and valuations. As a result, equity returns are expected to moderate in 2004 to more normalized levels.

American United Life Pooled Equity Fund B Fund B S&P 500

                                Fund B                  S&P 500
One Year                            36.8%                    28.7%
Five Years                           9.1%                    -0.6%
Ten Years                           12.0%                    11.1%

Value of a hypothetical $10,000
investment made 12/31/93         $31,118                   $28,545

The charts above show Fund B Portfolios total returns, which include reinvestment of dividends and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends and capital gains. Investors cannot directly invest in an index. S&P 500 is a registered trademark of Standard & Poors Corporation.

Performance numbers are net of all portfolio operating expenses, but do not include any separate account or contract charges. If performance data included the effect of these charges, returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary so units may be worth more or less than their original cost when redeemed.

Report of Independent Accountants



Board of Managers and Contract Owners
American United Life Pooled Equity Fund B


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American United Life Pooled Equity Fund B (the Fund) at December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Funds management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities_at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


                                                   /s/PricewaterhouseCoopers LLP


Indianapolis,  Indiana
January 30, 2004

                   American United Life Pooled Equity Fund B
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2003

Assets:
   Investments at value (cost: $3,485,437)
      Common stock                                             $       4,386,783
      Money market mutual funds                                          305,969

   Receivable for investments sold                                        71,702
   Dividends and interest receivable                                       3,946

         Total assets                                                  4,768,400


Liabilities:
   Payable for investments purchased                                      84,097


Net assets:                                                    $       4,684,303



Units outstanding                                                        185,848



Accumulation unit value                                        $           25.21





    The accompanying notes are an integral part of the financial statements.

                   American United Life Pooled Equity Fund B
                            STATEMENT OF OPERATIONS
                      for the year ended December 31, 2003

Net investment income:
   Income
      Dividends and interest                                      $       63,861

                                                                          63,861


   Expenses
      Investment management services                                      11,777
      Mortality and expense charges                                       35,237

                                                                          47,014


         Net investment income                                            16,847


Gains (losses) on investments:
   Net realized gains (losses)                                            90,557
   Net change in unrealized appreciation (depreciation)                1,158,429

      Net gain (loss)                                                  1,248,986


Increase (decrease) in net assets from operations                 $    1,265,833




    The accompanying notes are an integral part of the financial statements.

                   American United Life Pooled Equity Fund B
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Year ended      Year ended
                                                                          Dec. 31, 2003   Dec. 31, 2002


Operations:
   Net investment income                                                 $       16,847   $      14,802
   Net realized gain (loss)                                                      90,557         392,974
   Net change in unrealized appreciation (depreciation)                       1,158,429        (791,467)

      Increase (decrease) in net assets from operations                       1,265,833        (383,691)


Changes from contract owner transactions:
   Payments for units withdrawn                                                (204,811)       (933,568)

      Decrease                                                                 (204,811)       (933,568)


Net increase (decrease) in net assets                                         1,061,022      (1,317,259)
Net assets at beginning of year                                               3,623,281       4,940,540

Net assets at end of year                                                $    4,684,303   $   3,623,281



Units withdrawn                                                                 (10,771)        (45,638)


Net increase (decrease) in units outstanding                                    (10,771)        (45,638)
Units outstanding at beginning of year                                          196,619         242,257

Units outstanding at end of year                                                185,848         196,619




    The accompanying notes are an integral part of the financial statements.

                   American United Life Pooled Equity Fund B
                            SCHEDULE OF INVESTMENTS
                               December 31, 2003


                                                                         Market
Description                                             Shares           Value


Common Stock (93.5%)
   Aerospace & Defense (4.3%)
      Boeing Co.                                              350        $       14,749
      General Dynamics Corp.                                1,050                94,909
      Precision Castparts Corp.                             2,050                93,091

                                                                                202,749

   Apparel (9.0%)
      Columbia Sportswear Co.*                                850                46,325
      Kellwood Co.                                          3,050               125,050
      Liz Claiborne, Inc.                                   1,950                69,147
      Reebok International                                  2,250                88,470
      Wolverine World Wide, Inc.                            4,350                88,653

                                                                                417,645

   Automotive & Auto Parts (3.7%)
      TBC Corp.*                                            6,640               171,378

                                                                                171,378

   Banking & Financial Services (8.1%)
      Bank One Corp.                                        2,382               108,595
      Citigroup, Inc.                                       1,536                74,557
      Investment Technology Group, Inc.*                    5,800                93,670
      Washington Mutual, Inc.                               2,532               101,584

                                                                                378,406

   Cement & Aggregates (2.6%)
      Lafarge North America, Inc.                           3,000               121,560

                                                                                121,560

   Chemicals (1.6%)
      Dow Chemical                                          1,800                74,826

                                74,826

   Computer Hardware & Software (6.3%)
      Autodesk, Inc.                                        7,200               176,976
      Hewlett-Packard Co.                                   5,248               120,547

                                                                                297,523

   Consumer Products (0.8%)
      Helen of Troy Ltd.*                                   1,600                37,024

                                                                                 37,024


*does not pay cash dividends
    The accompanying notes are an integral part of the financial statements.

                   American United Life Pooled Equity Fund B
                      SCHEDULE OF INVESTMENTS (continued)
                               December 31, 2003

                                                                         Market
Description                                             Shares           Value


Common Stock (93.5%), continued
   Electrical Equipment & Electronics (7.3%)
      American Power Conversion                             5,500        $      134,750
      Baldor Electric Co.                                   5,040               115,164
      General Electric Co.                                  1,500                46,470
      Kemet Corp.*                                          3,250                44,493

                                                                                340,877

   Furniture (4.5%)
      Furniture Brands International, Inc.                  3,350                98,255
      La-Z-Boy, Inc.                                        5,450               114,341

                                                                                212,596

   Health Care & Pharmaceuticals (8.2%)
      McKesson Corp.                                        3,850               123,816
      Merck & Co., Inc.                                       700                32,340
      Pfizer, Inc.                                          3,650               128,954
      Priority Health Care Corp. Class B*                   4,200               100,968

                                                                                386,078

   Housing (0.6%)
      Fleetwood Enterprises, Inc.*                            500                 5,130
      Toll Brothers, Inc.*                                    600                23,856

                                                                                 28,986

   Diversified Manufacturing (7.0%)
      Carlisle Companies, Inc.                              2,400               146,064
      Crane Co.                                             2,100                64,554
      Trinity Industries                                    3,750               115,650

                                                                                326,268
   Metals & Mining (2.0%)
      Alcoa, Inc.                                           1,400                53,200
      Phelps Dodge Corp.*                                     550                41,850

                                                                                 95,050

   Oil & Oil Services (6.4%)
      Royal Dutch Petroleum Co.                             2,300               120,497
      Tidewater, Inc.                                       3,500               104,580
      Valero Energy Corp.                                   1,650                76,461

                                                                                301,538

*does not pay cash dividends

    The accompanying notes are an integral part of the financial statements.

                   American United Life Pooled Equity Fund B
                      SCHEDULE OF INVESTMENTS (continued)
                               December 31, 2003

                                                                         Market
Description                                             Shares           Value


Common Stock (93.5%), continued
   Paper and Forest Products (2.2%)
      Wausau-Mosinee Paper Corp.                            7,600        $      102,752

                                                                                102,752

   Recreation (4.3%)
      Brunswick Corp.                                       3,800               120,954
      Mattel, Inc.                                          4,300                82,861

                                                                                203,815

   Restaurants (2.6%)
      Outback Steakhouse, Inc.                              1,550                68,525
      Ryans Family Steak Houses, Inc.*                      3,500                52,920

                                                                                121,445

   Retail (3.6%)
      BJs Wholesale Club, Inc.*                             5,400               123,984
      Longs Drug Stores, Inc.                               1,900                47,006

                                                                                170,990

   Telecommunication Services & Equipment (6.0%)
      Nokia Corp.  ADR                                      5,550                94,350
      Scientific-Atlanta, Inc.                              1,700                46,410
      Sprint Corp. (FON Group)                              1,650                27,093
      Telefonos de Mexico Class L  ADR                      3,450               113,954

                                                                                281,807

   Transportation (2.4%)
      Alexander & Baldwin, Inc.                             1,400                47,250
      Norfolk Southern Corp.                                2,800                66,220

                                                                                113,470

            Total common stock (cost: $3,179,468)                             4,386,783

Money Market Mutual Funds (6.5%)
   Armada Money Market Fund                                15,190                15,190
   Dreyfus Cash Management                                152,705               152,705
   Merrill Lynch Institutional Fund                       138,074               138,074

            Total money market mutual funds (cost: $305,969)                    305,969

Total Investments (cost: $3,485,437)                                     $    4,692,752


*does not pay cash dividends
Percentages shown are based on total investments at value.
    The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS

1.  Significant  Accounting  Policies
American United Life Pooled Equity Fund B (Fund B) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. Fund B was established by and is managed by American United Life Insurance Company (AUL) for the purpose of issuing group and individual variable annuities. As of May 1, 2000, AUL stopped accepting contributions or transfers into Fund B.

Investments are valued at closing prices for those securities traded on organized exchanges or listed on the NASDAQ National Market System, and at bid prices for securities traded over-the-counter. Gains and losses on the sale of investments are determined on a first-in, first-out (FIFO) basis. Investment transactions are accounted for on a trade date basis.

Dividends are included in income as of the ex-dividend date. Interest income is accrued daily.

Operations of Fund B are part of, and are taxed with, the operations of AUL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of Fund B, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. Fund B has not been charged for federal and state income taxes since none have been imposed.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Plan of Reorganization
The Board of Managers called a special meeting of the participants of Fund B on February 2, 2004. The purpose of this meeting was to approve an Agreement and Plan of Reorganization and related transactions whereby Fund B will be reorganized into a new sub-account of AUL American Unit Trust, a separate account registered under the Investment Company Act of 1940 (1940 Act) as a unit investment trust. The Agreement and Plan of Reorganization was approved by the participants of Fund B at this meeting. The sub-account will invest all of its assets in Class O shares of the OneAmerica Value Portfolio, a series of OneAmerica Funds, Inc., a mutual fund registered under the 1940 Act.

3. Investment  Transactions
Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the year ended December 31, 2003 were $1,079,182 and $1,363,614, respectively.

4.  Transactions With AUL
Fund B pays AUL an annual fee of 1.2% of its average daily net assets for providing investment management services (0.3%) and for mortality and expense charges (0.9%). The expense incurred during the year ended December 31, 2003 was $47,014.

5. Net Assets
Net assets as of December 31, 2003:
Proceeds  from units sold less payments
   for units withdrawn and redeemed                               $ (20,570,336)
Accumulated  net investment  income                                   4,510,529
Accumulated  net realized gains                                      19,536,795
Unrealized  appreciation                                              1,207,315

                                                                  $   4,684,303

The unrealized appreciation of $1,207,315 consists of common stock appreciation and depreciation of $1,255,079 and $47,764, respectively.

                              FINANCIAL HIGHLIGHTS

Per Unit Operating Performance (for a unit outstanding for the entire year)

                                                                                   Year Ended December 31


                                                              2003          2002          2001          2000          1999


Net investment income                                     $    0.09     $    0.07     $    0.10     $    0.23     $    0.16

Net realized and unrealized
gain (loss) on investments                                     6.69         (2.03)         1.74          2.28         (0.44)



Net increase (decrease)                                        6.78         (1.96)         1.84          2.51         (0.28)
Accumulation unit value:
Beginning of year                                             18.43         20.39         18.55         16.04         16.32

End of year                                               $   25.21     $   18.43     $   20.39     $   18.55     $   16.04


Total Return                                                  36.8%         (9.6%)        10.0%         15.6%         (1.7%)

Supplemental Data:

Net assets, end of period
(000)                                                     $   4,684     $  3,623      $   4,941     $   6,673     $  10,471


Ratio to Average Net
Assets:
Expenses                                                      1.20%         1.20%         1.20%         1.20%         1.20%
Net investment income                                         0.43%         0.34%         0.54%         1.34%         0.97%


Portfolio Turnover Rate                                         29%          16%            12%           19%           37%

Units outstanding                                               186          197            242           360           653
(in 000s)

    The accompanying notes are an integral part of the financial statements.

ITEM 2. CODE OF ETHICS

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 of this report.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in
    Item 1 of this report.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached as an Exhibit in Item 11 of this report.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant does not have a standing Audit Committee. The full Board of Managers serves the audit committee function. Therefore, there is no financial expert serving on the Audit Committee. However, all members of the Board are financially capable.

The Board does have one member who meets the qualifications to be considered the "Audit Committee Financial Expert"; however, this member is not an independent member of the Board. For this reason, the Board has not named this member the audit committee financial expert. The Board feels that the absence of an audit committee financial expert is mitigated by:

   (1) the number of years that most of the Board members have served as members of the Board; and

   (2) the financial, educational, and public background that the members of the Board have that allows them to understand generally accepted accounting principles as they relate to the Fund, the Fund's internal controls, tax laws applicable to the Fund, and Sarbane-Oxley's objectives with respect to audit committee functions.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,800 for 2003 and $12,300 for 2002.

(b) Audit Related Fees - There were no fees billed to the registrant in either of the last two years for any audit-related services.

(c) Tax Fees - There were no fees billed to the registrant in either of the last two years for tax compliance, tax advice, tax planning, or tax preparation.

(d) All Other Fees - There were no fees billed to the registrant in either of the last two years for any services other than those reported in paragraphs (a)-(c) of this Item 4.

(e) (1) The entire Board of Managers of the registrant meets with the principal accountant and management to review and pre-approve all audit services, tax services, and any other services to be performed by the principal accountant. All services performed by the principal accountant must be pre-approved. The Board authorizes the Chairman of the Board of Managers to approve specific details regarding the engagement for audit and non-audit services, the full Board having previously determined no conflict exists in the provisions of such services in light of all other services provided by the consultant.

    (2) 100% of the services described in paragraphs (b)-(d) of this Item were pre-approved by the Board of Managers of the registrant.

(f) No disclosure is required by this Item 4(f).

(g) There were no non-audit fees billed in the last two fiscal years by the principal accountant to the registrant. The non-audit fees billed in the last two fiscal years by the principal accountant to the registrant's investment adviser are $89,040 for 2003 and $255,093 for 2002.

(h) The Board of Managers has considered whether the non-audit services rendered to the investment adviser that were not pre-approved are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6. (RESERVED)


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to annual reports for the period ended December 31, 2003.


ITEM 10. CONTROLS AND PROCEDURES

   a) The Chairman of the Board of Managers and the Senior Vice President of Corporate Finance have concluded that the AUL Pooled Equity Fund B's
      (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

   b) There were no significant changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


ITEM 11. EXHIBITS

    (a)(1) Code of Ethics

    (a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

    (b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30A-2(b)) are attached hereto.

                            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     AUL Pooled Equity Fund B
            -------------------------------------------------------------------

By (Signature and Title)* /s/ R. Stephen Radcliffe
                         ------------------------------------------------------
                          R. Stephen Radcliffe, Chairman of Board of Managers (principal executive officer)

Date                      February 26, 2004
    ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ R. Stephen Radcliffe
                         ------------------------------------------------------
                           R. Stephen Radcliffe, Chairman of Board of Managers (principal executive officer)

Date                       February 26, 2004
    ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ Constance E. Lund
                         ------------------------------------------------------
                           Constance E. Lund, Sr. Vice President, Corp.Finance American United Life Insurance Company
                           (principal financial officer)

Date                       February 26, 2004
    ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.